February 7, 2006

 VIA EDGAR

 Securities and Exchange Commission
 450 Fifth Street NW
 Judiciary Plaza
 Washington, DC  20549

 Re: Mid-Wisconsin Financial Services, Inc.
     Amendment No. 2/A Schedule TO

 Gentlemen:

      We are herewith transmitting the above-referenced registrant's Amendment No. 2/A to Schedule TO Tender Offer Statement.

 Very truly yours,

 RUDER WARE, L.L.S.C.


 ARNOLD J. KIBURZ III

 Arnold J. Kiburz III

 Enclosure